Customers and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Summary of major customer's data as a percentage of total sales to unaffiliated customers
	Year ended December 31,
	2012	2011

Customer A	12.4%	12.8%
Customer B	7.9%	8.5%
Customer C	6.0%	6.4%
Customer D	4.7%	5.9%
Customer E	4.1%	4.5%
Customer F	3.7%	4.4%

Summary of consolidated sales to unaffiliated customer by geographical region
	Year ended December 31,
	2012	2011

Israel	59%	57%
USA	31%	35%
ROW	10%	8%
Total	100%	100%